Share Capital & Share Premium (Details) - Schedule of share capital share premium - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Share Capital Share Premium Abstract
Ordinary shares, shares		450,000,000
Ordinary shares, amount		$ 450,000,000
Cash election, shares		80,000,000
Cash election, amount		$ 8,000
Changes in share capital due to business combination (Note 31), shares		(1,281,695)
Changes in share capital due to business combination (Note 31), amount		$ (128)
As at December 31, 2019, shares		9,316,948
As at December 31, 2019, amount		$ 932
Total, shares		88,035,253
Total, amount		$ 8,804
Changes in share capital due to reverse acquisition transaction, shares	(30,000)
Changes in share capital due to reverse acquisition transaction, amount	$ (3)
As at 31 December 2020, shares	100
As at 31 December 2020, amount	$ 0.01
Total, shares	88,035,353
Total, amount	$ 8,804